Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
28. COMMITMENTS AND CONTINGENCIES
Commitments
As at December 31, 2024, contractual commitments (excluding

pensions and other post-retirement
obligations, long-term debt and asset retirement obligations) for each of the next five years and in
aggregate thereafter consisted of the following:
millions of dollars 2025 2026 2027 2028 2029 Thereafter Total
Purchased power
(1)
$

307 $

277 $

368 $

368 $

369 $

4,487 $

6,176
Transportation
(2)(3)

742

545

544

454

412

3,228

5,925
Capital projects

604

287

24 -

-

-

915
Fuel, gas supply and storage
(4)

591

94

21

5 -

-

711
Other

160

95

80

59

59

264

717
$

2,404 $

1,298 $

1,037 $

886 $

840 $

7,979 $

14,444
As detailed below, contractual obligations at December 31, 2024 includes those related to NMGC. On completion of

the sale of
NMGC, all remaining future contractual obligations will

be transferred to the buyer. For further details on the pending transaction, refer
to note 4.
(1) Annual requirement to purchase electricity production

from IPPs or other utilities over varying contract lengths.
(2) Includes $ 86

million related to NMGC (2025: $
30

million, 2026: $
24

million, 2027: $
16

million, 2028: $
12

million, 2029: $
4

million).
(3) Purchasing commitments for transportation of

fuel and transportation capacity on various pipelines.

Includes a commitment of
$ 135

million related to a gas transportation contract between

PGS and SeaCoast through 2040.
(4) Includes $ 177

million related to NMGC (2025: $
109

million, 2026: $
52

million, 2027: $
13

million, 2028: $
3

million)
NSPI has a contractual obligation to pay NSPML for use of the

Maritime Link over approximately
38 years
from its January 15, 2018 in-service date. In November

2024, the UARB approved the collection of up to
$ 197

million from NSPI for the recovery of Maritime Link

costs in 2025. The timing and amounts payable
to NSPML for the remainder of the 38
-year commitment period are subject to UARB

approval.
Emera has committed to obtain certain transmission rights

in New Brunswick during summer periods
(April through October, inclusive)

for NLH's use, if requested, effective August 15,

2021 and continuing for
50

years. As transmission rights are contracted, the obligations are included within “Other” in the above
table.
Legal Proceedings
Superfund and Former Manufactured Gas Plant Sites
Previously, TEC had

been a potentially responsible party (“PRP”) for certain superfund sites through its
Tampa

Electric and former PGS divisions, as well as for certain

former manufactured gas plant sites
through its PGS division. As a result of the separation of the PGS division into a separate legal entity,
Peoples Gas System, Inc. is also now a PRP for those sites (in addition to third party PRPs for certain
sites).

While the aggregate joint and several liability associated with these sites has not changed as a
result of the PGS legal separation, the sites continue to present the potential for significant response
costs. As at December 31, 2024, the aggregate financial

liability of the Florida utilities is estimated to be
$ 17

million ($
12

million USD), primarily at PGS. This estimate assumes

that other involved PRPs are
credit-worthy entities. This amount has been accrued and

is primarily reflected in the long-term liability
section under “Other long-term liabilities” on the Consolidated

Balance Sheets. The environmental
remediation costs associated with these sites are expected

to be paid over many years.

The estimated amounts represent only the portion of the cleanup costs attributable to the Florida utilities.
The estimates to perform the work are based on the Florida

utilities’ experience with similar work,
adjusted for site-specific conditions and agreements with

the respective governmental agencies. The
estimates are made in current dollars, are not discounted

and do not assume any insurance recoveries.
In instances where other PRPs are involved, most of those

PRPs are believed to be currently credit-
worthy and are likely to continue to be credit-worthy for

the duration of the remediation work. However,

in
those instances that they are not, the Florida utilities could be liable for more than their actual percentage
of the remediation costs. Other factors that could impact

these estimates include additional testing and
investigation which could expand the scope of the cleanup activities,

additional liability that might arise
from the cleanup activities themselves or changes in

laws or regulations that could require additional
remediation. Under current regulations, these costs are recoverable through customer rates established
in base rate proceedings.
Other Legal Proceedings
Emera and its subsidiaries may,

from time to time, be involved in other legal proceedings,

claims and
litigation that arise in the ordinary course of business

which the Company believes would not reasonably
be expected to have a material adverse effect on the

financial condition of the Company.
Principal Financial Risks and Uncertainties
Emera believes the following principal financial risks could have a material adverse effect on Emera or its
subsidiaries, or their business operations, liquidity or access to or cost of capital, financial position,
prospects, and/or results of operations (herein considered a “Material

Adverse Effect”). Risks associated
with derivative instruments and FV measurements are

discussed in note 16 and note 17.

Sound risk management is an essential discipline for running the business efficiently and pursuing the
Company’s strategy successfully.

Emera has an enterprise-wide risk management process,

overseen by
its Enterprise Risk Management Committee (“ERMC”)

and monitored by the Board of Directors, to ensure
risks are appropriately identified, assessed, monitored

and subject to appropriate controls. The Board of
Directors has a Risk and Sustainability Committee (‘RSC”)

to assist in carrying out its risk and
sustainability oversight responsibilities. The RSC’s

mandate includes oversight of the Company’s
Enterprise Risk Management framework, including the

identification, assessment, monitoring and
management of enterprise risks.

Regulatory and Political Risk
The Company’s rate-regulated subsidiaries and certain

investments are subject to complex legislative
and regulatory frameworks that cover material aspects

of their businesses. These frameworks influence
key factors such as rates and cost structures, revenue requirements,

allowed ROEs, capital structures,
rate base and capital investments, and the recovery

of purchased electricity and fuel costs and other
costs. Regulators also review the prudency of costs and make other decisions that can impact customer
rates and the reliability of service. Emera’s cost

-of-service utilities must obtain regulatory approvals for
material aspects of their businesses, including changing

or adding rates and/or riders. Such approvals
often require public hearing proceedings involving numerous

stakeholders, and there is no assurance in
the outcomes or impact of any regulatory process or decision.
If Emera is unable to recover in a timely manner a material

amount of costs or a return on invested capital
through regulatory mechanisms or otherwise, is disallowed

the recovery of certain costs, is subject to
regulatory penalties, is not permitted to make certain capital investments, or is not permitted to invest in or
divest certain utility assets, it could result in a Material Adverse

Effect, including valuation impairments.
Regulatory lag, the time between the incurrence of costs

and the granting of the rates to recover those
costs by regulators, may also result in a Material Adverse

Effect.
Aspects of the acquisition, ownership, operations, siting, planning,

construction, and decommissioning of
electric generation, storage, transmission and distribution facilities and natural gas transportation and
distribution systems are also subject to regulatory processes and approvals of regulators, government
departments and agencies, and other third parties. The failure to obtain, maintain, and renew such
approvals or significant changes in the terms and conditions thereof could have a Material Adverse Effect.

The regulatory framework, process and regulatory decisions

may also be adversely affected by changes
in government, shifts in government or public policy,

legislative changes, regulatory decisions, geopolitical
changes, changes in the economic environment, or other

factors. Government interference in the
regulatory process or regulatory decisions can undermine regulatory stability, predictability,

and
independence. Any such changes could have a Material

Adverse Effect.

Foreign Exchange Risk

The Company is exposed to foreign currency exchange rate changes.

Emera operates internationally,
with a significant amount of the Company’s net

income earned outside of Canada. As such, Emera is
exposed to movements in exchange rates between the

CAD and, particularly,

the USD, which could
positively or adversely affect results.

Emera manages currency risks through matching US denominated debt to finance its US operations and
may use foreign currency derivative instruments to hedge specific transactions and earnings exposure.
The Company may enter FX forward and swap contracts

to limit exposure on certain foreign currency
transactions such as fuel purchases, revenue streams

and capital expenditures, and on net income
earned outside of Canada. The regulatory framework for

the Company’s rate-regulated subsidiaries
permits the recovery of prudently incurred costs, including

FX.
The Company does not utilize derivative financial instruments for foreign currency trading or speculative
purposes or to hedge the value of its investments in foreign subsidiaries.

Exchange gains and losses on
net investments in foreign subsidiaries do not impact net income as they are reported in AOCI.
Liquidity and Capital Markets

Risk
Liquidity risk relates to Emera’s ability to ensure sufficient funds are available to meet its financial
obligations. Emera’s access to capital and cost of

borrowing is subject to several risk factors, including
financial market conditions, market disruptions and ratings assigned by various market analysts, including
credit rating agencies. Disruptions in capital markets could prevent Emera from issuing new securities or
cause the Company to issue securities with less than preferred terms and conditions. Emera’s growth
plan requires significant capital investments in PP&E and the risk associated with changes in interest
rates could have an adverse effect on the cost

of financing. The Company’s future access

to capital and
cost of borrowing may be impacted by various market disruptions

.

The inability to access cost-effective
capital could have a material impact on Emera’s

ability to fund its growth plan.

Emera is subject to financial risk associated with changes

in its credit ratings. There are a number of
factors that rating agencies evaluate to determine credit

ratings, including the Company’s business,

its
regulatory framework and legislative environment, political

interference in the regulatory process, the
ability to recover costs and earn returns, diversification,

leverage, liquidity and increased exposure to
climate change-related impacts, including increased frequency and severity of hurricanes and other
severe weather events. A decrease in a credit rating could

result in higher interest rates in future
financings, increased borrowing costs under certain existing credit facilities, limit access to the
commercial paper market, or limit the availability of adequate credit support for subsidiary operations. For
certain derivative instruments, if the credit ratings of the Company were reduced below investment grade,
the full value of the net liability of these positions could be required to be posted as collateral.

The Company has exposure to its own common share

price through the issuance of various forms of
stock-based compensation, which affect earnings

through revaluation of the outstanding units every
period. The Company uses equity derivatives to reduce

the earnings volatility derived from stock-based
compensation.
General Economic Risk
The Company has exposure to the macro-economic conditions

in North America and in other geographic
regions in which Emera operates. Like most utilities, economic factors such as consumer income,
employment and housing affect demand for electricity

and natural gas and, in turn, the Company’s
financial results. Adverse changes in general economic

conditions and inflation may impact the ability of
customers to afford rate increases arising from

increases to fuel, operating, capital, environmental
compliance, and other costs, and therefore could have

a Material Adverse Effect. This may also result in
higher credit and counterparty risk, adverse shifts in government policy and legislation, and/or increased
risk to full and timely recovery of costs and regulatory

assets.
Interest Rate Risk:
Emera utilizes a combination of fixed and floating rate

debt financing for operations and capital
expenditures, resulting in an exposure to interest rate risk.

For Emera’s regulated subsidiaries, the cost of

debt is a component of rates and prudently incurred debt
costs are recovered from customers. Regulatory ROE

will generally follow the direction of interest rates,
such that regulatory ROEs are likely to fall in times of reducing interest rates and rise in times of
increasing interest rates, albeit not directly and generally with a lag period reflecting the regulatory
process. Rising interest rates may also negatively affect

the economic viability of project development
and acquisition initiatives.
Interest rates could also be impacted by changes in credit

ratings. For more information, refer to “Liquidity
and Capital Markets

Risk”.

As with most other utilities and other similar yield-returning investments, Emera’s share price may be
affected by changes in interest rates and could underperform the market in an environment of rising
interest rates.
Inflation Risk:
The Company may be exposed to changes in inflation that

may result in increased operating and
maintenance costs, capital investment, and fuel costs

compared to the revenues provided by customer
rates.
Commodity Price Risk
The Company’s utility fuel supply and purchase

of other commodities is subject to commodity price risk.
In addition, Emera Energy is subject to commodity price risk through its portfolio of commodity contracts
and arrangements.
Regulated Utilities:
The Company’s utility fuel supply is exposed to

broader global market conditions, which may include
impacts on delivery reliability and price, despite contracted terms.

Supply and demand dynamics in fuel
markets can be affected by a wide range of factors

which are difficult to predict and may change rapidly,
including but not limited to, currency fluctuations, changes in global economic conditions, natural
disasters, transportation or production disruptions, and

geo-political risks, such as political instability,
conflicts, changes to international trade agreements, tariffs,

trade sanctions or embargos.

Prolonged and substantial increases in fuel prices could result in decreased rate affordability,

increased
risk of recovery of costs or regulatory assets, and/or negative impacts on customer consumption patterns
and sales, any of which could result in a Material Adverse

Effect.
Emera Energy Marketing and Trading:
The majority of Emera Energy’s portfolio of electricity

and gas marketing and trading contracts and, in
particular, its natural gas asset

management arrangements, are contracted on a back

-to-back basis,
avoiding any material long or short commodity positions.

However, the portfolio is

subject to commodity
price risk, particularly with respect to basis point differentials between relevant markets in the event of an
operational issue, imposition of tariffs or counterparty

default. Changes in commodity prices can also
result in increased collateral requirements associated with

physical contracts and financial hedges,
resulting in higher liquidity requirements and increased costs to the business.
Income Tax Risk
The computation of the Company’s provision for

income taxes is impacted by changes in tax legislation in
Canada, the US and the Caribbean and any such changes

could have a Material Adverse Effect. The
value of Emera’s existing deferred income tax

assets and liabilities are determined by existing tax laws
and could be negatively impacted by changes in laws.
Guarantees and Letters of Credit
Emera has guarantees and letters of credit on behalf of third parties outstanding. The following significant
guarantees and letters of credit were not included within

the Consolidated Balance Sheets as at
December 31, 2024
:
TECO Holdings, Inc. (“TECO Holdings”) has a guarantee

in connection with SeaCoast’s performance

of
obligations under a gas transportation precedent agreement.

The guarantee is for a maximum potential
amount of $ 45

million USD if SeaCoast fails to pay or perform under the

contract. The guarantee expires
five years after the gas transportation precedent agreement

termination date, which was terminated on
January 1, 2022. The counterparty has the right to require

TECO Holdings to provide replacement credit
support either in the form of a substitute guarantee from

an affiliate with an investment grade credit

rating
or a letter of credit or cash deposit of $ 27

million USD.
TECO Holdings has a guarantee in connection with SeaCoast’s

performance obligations under a firm
service agreement, which expires December 31, 2055,

subject to two extension terms at the option of the
counterparty with a final expiration date of December 31, 2071.

The guarantee is for a maximum potential
amount of $ 13

million USD if SeaCoast fails to pay or perform under the

firm service agreement. The
counterparty has the right to require TECO Holdings to provide replacement credit support in the form of
either a substitute guarantee from an affiliate

with an investment grade credit rating or a letter of credit

or
cash deposit of $ 13

million USD.
Emera has a guarantee of $ 66

million USD relating to outstanding notes of ECI. This

guarantee will
automatically terminate on the date upon which the obligations have been repaid in full.
NSPI has guarantees on behalf of its subsidiary,

NS Power Energy Marketing Incorporated, in the amount
of $ 104

million USD (2023 – $
104

million USD) with terms of varying lengths.
The Company has standby letters of credit and surety

bonds in the amount of $
105

million USD
(December 31, 2023 – $ 103

million USD) to third parties that have extended credit to

Emera and its
subsidiaries. These letters of credit and surety bonds typically have a one-year term and are renewed
annually as required.
Emera, on behalf of NSPI, has a standby letter of credit to secure obligations under a supplementary
retirement plan. The expiry date of this letter of credit was extended to June 2025. The amount committed
as at December 31, 2024 was $ 58

million (December 31, 2023 – $
56

million).
Emera has provided an indemnity to a counterparty in

relation to certain future tax amounts that could
arise from specific future changes in Canadian federal

law, subject to certain conditions

and limitations.
No such changes in law have been proposed at this time.

A reasonable estimate of the potential amount
of future payments that could result from future claims

under this indemnity cannot be calculated, but the
risk of having to make any significant payments under

this indemnity is considered to be remote.
Collaborative Arrangements
For the years ended December 31, 2024 and 2023, the

Company has identified the following material
collaborative arrangements:
Through NSPI, the Company is a participant in three

wind energy projects in Nova Scotia. The
percentage ownership of the wind project assets is based on

the relative value of each party’s project
assets by the total project assets. NSPI has power

purchase arrangements to purchase the entire net
output of the projects and, therefore, NSPI’s portion

of the revenues are recorded net within regulated fuel
for generation and purchased power.

NSPI’s portion of operating expenses is recorded

in “OM&G” on the
Consolidated Statements of Income. In 2024, NSPI recognized

$
12

million net expense (2023 – $
8
million) in “Regulated fuel for generation and purchased

power” and $
3

million (2023 – $
3

million) in
“OM&G” on the Consolidated Statements of Income.